Pacer US Cash Cows Growth ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Apparel - 1.8%
Crocs, Inc. (a)	2,641	$271,019
Deckers Outdoor Corp. (a)	1,229	393,563
		664,582
Biotechnology - 8.6%
Moderna, Inc. (a)	7,961	1,348,036
Regeneron Pharmaceuticals, Inc. (a)	3,060	1,862,286
		3,210,322
Building Materials - 3.0%
Builders FirstSource, Inc. (a)	8,588	583,898
Eagle Materials, Inc.	1,824	266,031
Louisiana-Pacific Corp.	3,935	261,441
		1,111,370
Chemicals - 1.7%
Olin Corp.	7,144	361,986
Valvoline, Inc.	8,058	265,431
		627,417
Commercial Services - 5.5%
ASGN, Inc. (a)	2,337	268,451
FTI Consulting, Inc. (a)	1,539	224,402
Gartner, Inc. (a)	3,686	1,083,279
Service Corp. International	7,391	456,172
		2,032,304
Computers - 1.2%
Maximus, Inc.	2,775	214,563
Qualys, Inc. (a)	1,731	221,810
		436,373
Electric - 1.2%
NRG Energy, Inc. (b)	10,965	437,832

Engineering & Construction - 0.9%
TopBuild Corp. (a) (b)	1,471	342,228

Entertainment - 0.7%
Scientific Games Corp. (a)	4,315	248,976

Healthcare-Products - 3.1%
PerkinElmer, Inc. (b)	5,662	974,826
Quidel Corp. (a)	1,863	192,560
		1,167,386
Healthcare-Services - 1.7%
Medpace Holdings, Inc. (a)	1,605	284,823
Tenet Healthcare Corp. (a)	4,790	355,035
		639,858
Home Furnishings - 0.9%
Tempur Sealy International, Inc.	8,627	343,441

Internet - 10.2%
Alphabet, Inc. - Class A (a)	693	1,875,307
Meta Platforms, Inc. - Class A (a)	6,201	1,942,525
		3,817,832
Iron/Steel - 2.4%
Cleveland-Cliffs, Inc. (a) (b)	22,420	384,279
Steel Dynamics, Inc.	8,893	493,739
		878,018
Leisure Time - 0.8%
Brunswick Corp.	3,458	313,952

Lodging - 0.8%
Boyd Gaming Corp. (a) (b)	5,035	299,381

Oil & Gas - 7.4%
Devon Energy Corp. (b)	30,348	1,534,699
Diamondback Energy, Inc.	8,114	1,023,662
Murphy Oil Corp.	6,917	218,577
		2,776,938
Pharmaceuticals - 0.9%
Neurocrine Biosciences, Inc. (a)	4,256	336,309

Pipelines - 2.2%
Antero Midstream Corp. (b)	21,396	212,890
Targa Resources Corp.	10,261	606,220
		819,110
Retail - 18.8%
AutoZone, Inc. (a)	926	1,839,360
Dick's Sporting Goods, Inc. (b)	3,877	447,406
Lowe's Cos., Inc.	7,829	1,858,213
O'Reilly Automotive, Inc. (a)	3,002	1,956,553
RH (a)	957	385,499
Williams-Sonoma, Inc. (b)	3,268	524,645
		7,011,676
Semiconductors - 18.3%
Applied Materials, Inc.	13,397	1,851,197
KLA Corp.	4,981	1,938,954
Power Integrations, Inc.	2,699	217,836
QUALCOMM, Inc.	11,133	1,956,736
Teradyne, Inc.	7,313	858,766
		6,823,489
Software - 5.5%
Oracle Corp.	19,936	1,618,006
Teradata Corp. (a)	4,864	196,214
Ziff Davis, Inc. (a) (b)	2,149	225,774
		2,039,994
Transportation - 2.3%
Expeditors International of Washington, Inc.	7,598	869,819
TOTAL COMMON STOCKS (Cost $37,871,333)		37,248,607

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$29,361	29,361
TOTAL SHORT-TERM INVESTMENTS (Cost $29,361)		29,361

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	3,279,545	3,279,545
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,279,545)		3,279,545

Total Investments (Cost $41,180,239) - 108.8%		40,557,513
Liabilities in Excess of Other Assets - (8.8)%		(3,275,224)
TOTAL NET ASSETS - 100.0%		$37,282,289

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $3,238,211 or 8.7% of net assets.
(c)	The rate shown is as of January 31, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value..

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 37,248,607	$ -	$ -	$ -	$ 37,248,607
Short-Term Investments	29,361	-	-	-	29,361
Investments Purchased with Proceeds from Securities Lending	-	-	-	3,279,545	3,279,545
Total Investments in Securities	$ 37,277,968	$ -	$ -	$ 3,279,545	$ 40,557,513
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.